Exhibit 99.1

Report of Independent Accountants on Applying

Agreed-Upon Procedures

Bank of Montreal

BMO Commercial Mortgage Securities LLC

BMO Capital Markets Corp.

151 West 42nd Street

New York, NY 10036

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by Bank of Montreal, BMO Commercial Mortgage Securities LLC, and BMO Capital Markets Corp. (together, the “Company,” as the engaging party ) and Starwood Mortgage Capital LLC, Bank of America, N.A., and BofA Securities, Inc., and who are collectively referred to as the “Specified Parties”, solely to assist you in performing certain procedures related to the accuracy of certain attributes and calculations within the Final Data File (defined below) related to the LIONS 2026-GATE Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2026-GATE securitization (the “Transaction”). The Company (the “Responsible Party”) is responsible for the Transaction and the accuracy of the information contained in the Final Data File.

In an agreed-upon procedures engagement, we perform specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the intended purpose of the engagement and we report on findings based on the procedures performed. The procedures performed may not address all the items of interest to a user of this report and may not meet the needs of all users of this report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate for their purposes. This report may not be suitable for any other purpose.

Procedures and Findings

In connection with the Transaction, the Specified Parties have requested that the procedures be performed on 1 mortgage loan (the “Mortgage Loan Asset”) secured by 4 mortgaged properties (the “Mortgaged Properties”, collectively with the Mortgage Loan Asset, the “Collateral”) within the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

●	The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for the purpose of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;
●	The conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements;
●	The existence of the assets or collateral securing such assets;
●	The rights of any party including, the Specified Parties, the Responsible Party, or the Transaction have to the assets or collateral securing such assets or any obligations on those assets or collateral securing such assets;
●	The value of the collateral securing such assets; and
www.pwc.com	PricewaterhouseCoopers LLP 401 Broadhollow Rd, Melville, NY 11747 T: 631-753-2700

●	The compliance of the originator of the assets with federal, state, and local laws and regulations.

We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the fair value of these securities. PwC should not be regarded as having performed any procedures other than those detailed in this report.

With respect to any terms or requirements of the Transaction documents that do not appear in this report, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the Transaction documents.

It should be understood that we make no representations as to:

●	The interpretation of Transaction documents included in connection with our procedures;
●	Your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934; and
●	The reasonableness of any of the assumptions provided by the Company or other Specified Parties.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Transaction.

For the purpose of this report:

●	The phrase “Final Data File” refers to the following Microsoft Excel (“Excel”) file provided by the Company, which includes certain attributes related to the Collateral. The Final Data File was provided on August 24, 2026 with certain Collateral attribute calculations adjusted for the Cut-off Date:

o	LIONS 2026-GATE Accounting File.xlsx (provided on August 24, 2026).
●	The phrase “Specified Attributes” refers to the fields in the Final Data File.

●	The phrase “Source Document” refers to the documents (including any applicable amendments, assumptions or exhibits thereof) provided by the Company, related to the information contained in the Final Data File.

●	The phrase “Loan File” refers to any Source Document or collection of Source Documents provided by the Company, and used by us, in performing the procedures enumerated below.

●	The term “compared” refers to the comparison of certain Specified Attributes to Source Documents, as indicated within Exhibit A.

●	The term “recalculated” refers to a re-computation of one or more Specified Attributes using the Company provided methodology as shown within Exhibit B.

●	The phrase “in agreement” refers to the comparison or recalculation of one or more Specified Attributes which resulted in a match, or a difference that was within the Company provided tolerance level (if any) as shown within Exhibit A.

Source Documents included in the Loan File:

●	The phrase “Appraisal Report” refers to a signed or draft appraisal document, exhibit, or matrix.
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●	The phrase “Engineering Report” refers to a draft or signed property condition assessment document, exhibit, or matrix.
●	The phrase “Environmental Report” refers to a draft or signed phase I and phase II (if applicable) environmental document, exhibit, or matrix.
●	The phrase “Guaranty Agreement” refers to a signed or draft guaranty agreement.
●	The phrase “Loan Agreement” refers to a draft loan agreement and any exhibits or schedules thereof.
●	The phrase “Title Policy” refers to a signed or proforma title policy or commitment.
●	The phrase “Underwriting File” refers to the electronic underwriting file consisting of historical and underwritten cash flow statements and underwritten rent roll prepared by the Company’s underwriting team.

The documents made available to us by the Company for purposes of performing the procedures may have included drafts, unsigned, or non-final versions. We have not verified that such documents were executed or represent the final agreed-upon terms, and did not perform any procedures to compare such documents to executed versions, if any. We did not validate, confirm, or review any signatures for authenticity. Accordingly, we make no representation regarding the completeness, accuracy, or finality of such documents.

The procedures performed and results thereof are described below. In performing this engagement, we received one or more preliminary data file(s) and performed certain procedures as set forth in Exhibit A and Exhibit B. The procedures identified differences, which were communicated to the Responsible Party. The Responsible Party revised one or more of the preliminary data files based on such communicated differences, where they determined it to be appropriate. We then performed these procedures on the Final Data File, and the results of those procedures are described below.

From August 12, 2026 through August 24, 2026, the Company provided us with the Source Documents related to the Collateral for which:

●	We compared certain Specified Attributes to the corresponding Source Documents as detailed in Exhibit A and found them to be in agreement (the “Compared Attributes”);
●	We recalculated certain Specified Attributes as detailed in Exhibit B and found them to be in agreement (the “Recalculated Attributes”); or
●	Certain Specified Attributes were provided by the Company and were neither compared to the corresponding Source Documents nor recalculated. The attributes are listed in Exhibit A as a “None - Company Provided ”.

The recalculation methodology associated with the Recalculated Attributes is listed in Exhibit B. For each procedure where a recalculation was performed, if necessary, we compared the underlying attributes to the corresponding Source Documents and found them to be in agreement. We did not perform any procedures denoted with a Source Document of “None - Company Provided”, in Exhibit A.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not conduct an audit or an examination engagement, the objective of which would be the expression of an opinion, or a review engagement, the objective of which would be the expression of a conclusion, on the Transaction or the Final Data File.  Accordingly, we do not express such an opinion or

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conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

In performing this engagement, we are required to be independent of the Responsible Party and to meet our ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

This report is intended solely for the information and use of the Specified Parties (including for the purpose of substantiating the Specified Parties' “due diligence defense” under the Securities Act of 1933), and is not intended to be and should not be used by anyone other than the Specified Parties.

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the appropriateness of the procedures performed (such party is referred to as a “Non-Specified Party”), that Non-Specified Party cannot:

●	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk; and

●	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17g-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

/s/ PricewaterhouseCoopers LLP

Melville, NY

August 24, 2026

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Exhibits

Exhibit A – Loan File Review Procedures

Exhibit B – Recalculation Methodology

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LIONS 2026-GATE Mortgage Trust Loan File Review Procedures	EXHIBIT A

Exhibit A – Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
1	Loan No.	None - Company Provided	None
2	Loan Flag	None - Company Provided	None
3	Prop Flag	None - Company Provided	None
4	Loan Name	None - Company Provided	None
5	Property Name	None - Company Provided	None
6	Originator	Loan Agreement	None
7	Loan Seller	None - Company Provided	None
8	Primary Type	Appraisal Report	None
9	Secondary Type	Appraisal Report	None
10	Properties per Loan	Appraisal Report	None
11	Address	Appraisal Report	None
12	City	Appraisal Report	None
13	State	Appraisal Report	None
14	Zip Code	Appraisal Report	None
15	Year Built	Appraisal Report	None
16	Year Renovated	Appraisal Report	None
17	As-Is Appraised Value	Appraisal Report	None
18	As-Is Appraisal Date	Appraisal Report	None
19	As-Is Appraised Value Per SF	Recalculation	None
20	Appraisal Firm	Appraisal Report	None
21	FIRREA	Appraisal Report	None
22	Date of Seismic Report	Not Applicable*	None
23	Seismic Firm	Not Applicable*	None
24	Located in Seismic Zone (Yes/No)	Engineering Report	None
25	PML (%)	Not Applicable*	None
26	Date of Engineering Report	Engineering Report	None
27	Engineering Firm	Engineering Report	None
28	Date of Phase I Report	Environmental Report	None
29	Environmental Firm	Environmental Report	None
30	Material Recognized Environmental Concern (Y/N)	Environmental Report	None
31	Phase II Recommended (Yes/No)	Environmental Report	None
32	Date of Phase II Report	Not Applicable*	None
33	Collateral SF	Underwriting File	None
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LIONS 2026-GATE Mortgage Trust Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
34	Primary Unit of Measure	Underwriting File	None
35	Occupancy	Underwriting File	None
36	Occupancy Date	Underwriting File	None
37	Largest Tenant	Underwriting File	None
38	Largest Tenant Leased SF	Underwriting File	None
39	Largest Tenant % of NSF	Underwriting File	None
40	Largest Tenant Lease Expiration	Underwriting File	None
41	2nd Largest Tenant	Underwriting File	None
42	2nd Largest Tenant Leased SF	Underwriting File	None
43	2nd Largest Tenant % of NSF	Underwriting File	None
44	2nd Largest Tenant Lease Expiration	Underwriting File	None
45	3rd Largest Tenant	Underwriting File	None
46	3rd Largest Tenant Leased SF	Underwriting File	None
47	3rd Largest Tenant % of NSF	Underwriting File	None
48	3rd Largest Tenant Lease Expiration	Underwriting File	None
49	4th Largest Tenant	Underwriting File	None
50	4th Largest Tenant Leased SF	Underwriting File	None
51	4th Largest Tenant % of NSF	Underwriting File	None
52	4th Largest Tenant Lease Expiration	Underwriting File	None
53	5th Largest Tenant	Underwriting File	None
54	5th Largest Tenant Leased SF	Underwriting File	None
55	5th Largest Tenant % of NSF	Underwriting File	None
56	5th Largest Tenant Lease Expiration	Underwriting File	None
57	Single Tenant	Underwriting File	None
58	Cut-off Date	None - Company Provided	None
59	Mortgage Loan Original Balance	Loan Agreement	None
60	Mortgage Loan Cut-off Date Balance	Recalculation	None
61	Mortgage Loan Maturity Balance	Recalculation	None
62	Mortgage Loan Balance / SF	Recalculation	None
63	Mezzanine Loan Original Balance	Not Applicable*	None
64	Mezzanine Loan Cut-off Date Balance	Not Applicable*	None
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LIONS 2026-GATE Mortgage Trust Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
65	Mezzanine Loan Maturity Balance	Not Applicable*	None
66	Mezzanine Loan Balance / SF	Not Applicable*	None
67	Total Debt Original Balance	Not Applicable*	None
68	Total Debt Cut-off Date Balance	Not Applicable*	None
69	Total Debt Maturity Balance	Not Applicable*	None
70	Total Debt Balance / SF	Not Applicable*	None
71	Mortgage Loan "As Is" Cut-off Date LTV	Recalculation	None
72	Mortgage Loan "As Is" Maturity LTV	Recalculation	None
73	Total Debt "As Is" Cut-off Date LTV	Not Applicable*	None
74	Total Debt "As Is" Maturity LTV	Not Applicable*	None
75	Assumed SOFR	None - Company Provided	None
76	Mortgage Loan Margin	Loan Agreement	None
77	SOFR Floor	Loan Agreement	None
78	SOFR Cap Strike Price	None - Company Provided	None
79	SOFR Cap Provider	None - Company Provided	None
80	SOFR Cap Expiration Date	None - Company Provided	None
81	Mortgage Loan Interest Rate	Recalculation	None
82	Mortgage Loan Annual Debt Service	Recalculation	None
83	Mezzanine Loan Interest Rate	Not Applicable*	None
84	Mezzanine Loan Annual Debt Service	Not Applicable*	None
85	Total Debt Annual Debt Service	Not Applicable*	None
86	Note Date	None - Company Provided	None
87	Borrower Name	Loan Agreement	None
88	Recourse Carve Out Guarantees (Yes/No)	Guaranty Agreement	None
89	Recourse Guarantee Warm Body (Yes/No)	Guaranty Agreement	None
90	Recourse Guarantor Name	Guaranty Agreement	None
91	Recourse Guarantor Ongoing Net Worth and Liquidity Covenants	Guaranty Agreement	None
92	Related Borrower	Not Applicable*	None
93	Loan Purpose	None - Company Provided	None
94	Payment Day	Loan Agreement	None
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LIONS 2026-GATE Mortgage Trust Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
95	Interest Accrual Begin	Loan Agreement	None
96	Interest Accrual End	Loan Agreement	None
97	Interest Calculation	Loan Agreement	None
98	Amortization Type	Loan Agreement	None
99	Amortization Start Date	Not Applicable*	None
100	Mezz Amort	Not Applicable*	None
101	IO Period	Recalculation	None
102	IO Start Date	Loan Agreement	None
103	First Pmt Date	Loan Agreement	None
104	Maturity Date	None - Company Provided	None
105	Original Term	Recalculation	None
106	Seasoning	Recalculation	None
107	Remaining Term	Recalculation	None
108	Fully Extended Maturity Date	None - Company Provided	None
109	First Extension Period (months)	None - Company Provided	None
110	First Extension Fee	Loan Agreement	None
111	First Extension Period Requirements	Loan Agreement	None
112	Second Extension Period (months)	None - Company Provided	None
113	Second Extension Fee	Loan Agreement	None
114	Second Extension Period Requirements	Loan Agreement	None
115	Third Extension Period (months)	Loan Agreement	None
116	Third Extension Fee	Loan Agreement	None
117	Third Extension Period Requirements	Loan Agreement	None
118	Prepayment Description	None - Company Provided	None
119	Partial Prepayment Permitted (Provisions)	Loan Agreement	None
120	Lockout Period	Loan Agreement	None
121	Prepayment Period	Recalculation	None
122	Open Period	Recalculation	None
123	Lockout Exp Date	Not Applicable*	None
124	Prepayment Penalty Start Date	Loan Agreement	None
125	Prepayment Penalty End Date	Loan Agreement	None
126	Grace Days Default	Loan Agreement	None
127	Grace Days Late Fee	Loan Agreement	None
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LIONS 2026-GATE Mortgage Trust Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
128	Default Rate	Loan Agreement	None
129	Late Fee	Loan Agreement	None
130	SPE	Loan Agreement	None
131	Non Consolidation Opinion (Yes/No)	Loan Agreement	None
132	Independent Directors	Loan Agreement	None
133	Number of Independent Directors	Loan Agreement	None
134	Partial Release Permitted	Loan Agreement	None
135	Partial Release Description	Not Applicable*	None
136	Lien Position	Title Policy	None
137	Fee Simple / Leasehold	Title Policy	None
138	Ground Lease	Title Policy	None
139	Ground Lease Exp.	Not Applicable*	None
140	Annual Ground Lease Payment	Not Applicable*	None
141	Lockbox Type	Loan Agreement	None
142	Cash Management	Loan Agreement	None
143	Excess Cash Trap Trigger	Loan Agreement	None
144	Initial Tax Reserve	None - Company Provided	None
145	Ongoing Tax Reserve	Loan Agreement	None
146	Interest on Tax Reserve Goes To	Loan Agreement	None
147	Initial Insurance Reserve	None - Company Provided	None
148	Ongoing Insurance Reserve	Loan Agreement	None
149	Interest on Insurance Reserve Goes To	Loan Agreement	None
150	Initial Environmental Reserve	Loan Agreement	None
151	Ongoing Environmental Reserve	Loan Agreement	None
152	Interest on Environmental Reserve Goes To	Loan Agreement	None
153	Initial Debt Service Reserve	Loan Agreement	None
154	Ongoing Debt Service Reserve	Loan Agreement	None
155	Interest on Debt Service Reserve Goes To	Loan Agreement	None
156	Initial Replacement Reserve	Loan Agreement	None
157	Ongoing Replacement Reserve	None - Company Provided	None
158	Interest on Replacement Reserves Goes To	Loan Agreement	None
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LIONS 2026-GATE Mortgage Trust Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
159	Initial TI/LC Reserve	Loan Agreement	None
160	Ongoing TI/LC Reserve	None - Company Provided	None
161	Interest on TI/LC Goes To	Loan Agreement	None
162	Initial Deferred Maintenance Reserve	None - Company Provided	None
163	Ongoing Deferred Maintenance Reserve	Loan Agreement	None
164	Interest on Deferred Maintenance Reserve Goes To	Loan Agreement	None
165	Initial Other Reserve 1	Loan Agreement	None
166	Ongoing Other Reserve 1	Loan Agreement	None
167	Other Reserve 1 Description	Loan Agreement	None
168	Interest on Other Escrows 1 Goes To	Loan Agreement	None
169	Initial Other Reserve 2	Loan Agreement	None
170	Ongoing Other Reserve 2	Loan Agreement	None
171	Other Reserve 2 Description	Loan Agreement	None
172	Interest on Other Escrows 2 Goes To	Loan Agreement	None
173	Initial Other Reserve 3	Loan Agreement	None
174	Ongoing Other Reserve 3	Loan Agreement	None
175	Other Reserve 3 Description	Loan Agreement	None
176	Interest on Other Escrows 3 Goes To	Loan Agreement	None
177	Initial Other Reserve 4	None - Company Provided	None
178	Ongoing Other Reserve 4	Loan Agreement	None
179	Other Reserve 4 Description	Loan Agreement	None
180	Interest on Other Escrows 4 Goes To	Loan Agreement	None
181	3rd Most Recent Financial Statement Date	Underwriting File	None
182	3rd Most Recent Financial Statement Description	Underwriting File	None
183	3rd Most Recent Revenue	Underwriting File	$1.00
184	3rd Most Recent Expenses	Underwriting File	$1.00
185	3rd Most Recent NOI	Underwriting File	$1.00
186	3rd Most Recent NCF	Underwriting File	$1.00
187	2nd Most Recent Financial Statement Date	Underwriting File	None
188	2nd Most Recent Financial Statement Description	Underwriting File	None
189	2nd Most Recent Revenue	Underwriting File	$1.00
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LIONS 2026-GATE Mortgage Trust Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
190	2nd Most Recent Expenses	Underwriting File	$1.00
191	2nd Most Recent NOI	Underwriting File	$1.00
192	2nd Most Recent NCF	Underwriting File	$1.00
193	Most Recent Financial Statement Date	Underwriting File	None
194	Most Recent Financial Statement Description	Underwriting File	None
195	Most Recent Revenue	Underwriting File	$1.00
196	Most Recent Expenses	Underwriting File	$1.00
197	Most Recent NOI	Underwriting File	$1.00
198	Most Recent NCF	Underwriting File	$1.00
199	UW EGI	Underwriting File	$1.00
200	UW Expenses	Underwriting File	$1.00
201	UW NOI	Underwriting File	$1.00
202	UW Replacement Reserves	Underwriting File	$1.00
203	UW TI/LC	Underwriting File	$1.00
204	UW NCF	Underwriting File	$1.00
205	Mortgage Loan UW NOI DSCR	Recalculation	None
206	Mortgage Loan UW NCF DSCR	Recalculation	None
207	Mortgage Loan UW NOI Debt Yield	Recalculation	None
208	Mortgage Loan UW NCF Debt Yield	Recalculation	None
209	Total Debt UW NOI Debt Yield	Not Applicable*	None
210	Total Debt UW NCF Debt Yield	Not Applicable*	None
211	Total Debt UW NOI DSCR	Not Applicable*	None
212	Total Debt UW NCF DSCR	Not Applicable*	None
213	Master & Primary Fee Rate	None - Company Provided	None
214	Cert Admin / Trustee Fee Rate	None - Company Provided	None
215	Operating Advisor Fee	None - Company Provided	None
216	CREFC Fee	None - Company Provided	None
217	Admin Fee Rate	None - Company Provided	None
218	Blanket Insurance Policy (Y/N)	None - Company Provided	None
219	Earthquake Insurance Required (Y/N)	None - Company Provided	None
220	Terrorism Insurance Required (Y/N)	None - Company Provided	None
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LIONS 2026-GATE Mortgage Trust Loan File Review Procedures	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
221	Environmental Insurance Required (Y/N)	None - Company Provided	None

* The fields for the noted Specified Attributes were either not populated in the Final Data File or populated with the term “NAP”. As such, we were instructed by the Company to not perform any procedures on these Specified Attributes.

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LIONS 2026-GATE Mortgage Trust Loan File Review Procedures	EXHIBIT B

Exhibit B – Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
19	As-Is Appraised Value Per SF	Quotient of (i) As-Is Appraised Value and (ii) Collateral SF.
60	Mortgage Loan Cut-off Date Balance	Set equal to Mortgage Loan Original Balance.
61	Mortgage Loan Maturity Balance	Set equal to Mortgage Loan Cut-off Date Balance.
62	Mortgage Loan Balance / SF	Quotient of (i) Mortgage Loan Cut-off Date Balance and (ii) Collateral SF.
71	Mortgage Loan "As Is" Cut-off Date LTV	Quotient of (i) Mortgage Loan Cut-off Date Balance and (ii) As-Is Appraised Value.
72	Mortgage Loan "As Is" Maturity LTV	Quotient of (i) Mortgage Loan Maturity Balance and (ii) As-Is Appraised Value.
81	Mortgage Loan Interest Rate	Sum of (i) Mortgage Loan Margin and (ii) Assumed SOFR.
82	Mortgage Loan Annual Debt Service	Product of (a) Mortgage Loan Cut-off Date Balance and (b) Mortgage Loan Interest Rate and (c) the Interest Calculation (365/360).
101	IO Period	Count of the number of monthly payment dates, from and inclusive of (i) First Pmt Date, to and including (ii) Maturity Date.
105	Original Term	Count of the number of monthly payment dates, from and inclusive of (i) First Pmt Date, to and including (ii) Maturity Date.
106	Seasoning	Count of the number of monthly payment dates, from and inclusive of (i) First Pmt Date, to and including (ii) Cut-off Date.
107	Remaining Term	Count of the number of monthly payment dates, from and inclusive of (i) First Due Date, to and including (ii) Cut-off Date.
121	Prepayment Period	Count of the number of monthly payment dates, from and inclusive of (i) First Pmt Date, to and including (ii) Prepayment Penalty End Date.
122	Open Period	Difference between (i) Original Term and (ii) Prepayment Period.
205	Mortgage Loan UW NOI DSCR	Quotient of (i) UW NOI and (ii) Mortgage Loan Annual Debt Service.
206	Mortgage Loan UW NCF DSCR	Quotient of (i) UW NCF and (ii) Mortgage Loan Annual Debt Service.
207	Mortgage Loan UW NOI Debt Yield	Quotient of (i) UW NOI and (ii) Mortgage Loan Cut-off Date Balance.
208	Mortgage Loan UW NCF Debt Yield	Quotient of (i) UW NCF and (ii) Mortgage Loan Cut-off Date Balance.

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